Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

April 13, 2018

Via EDGAR

Ms. Karen Rossotto
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment for the limited purpose of adding an appendix that discloses sales charge waivers that apply to Ameriprise, Merrill Lynch, and Morgan Stanley customers and accordingly, pursuant to Investment Company Act Release No. 13768 (February 15, 1984) and Division of Investment Management Guidance No. 2016-06 (December 2016), is seeking selective review. The differences relevant to this filing and the recently reviewed annual update for the Registrant’s Funds with an August 31 fiscal year end are limited; they include moving the existing sales charge waiver language for Merrill Lynch customers to a new appendix, adding sales charge waiver language for Ameriprise and Morgan Stanley customers, and updates reflected in supplements and similar filings by other funds in the Principal Fund complex. Moreover, similar sales load waiver appendix language has been included in other filings with the Commission (see for example, Accession Numbers 0000930413-18-001112 (Lord Abbett Investment Trust)).
Pursuant to Division of Investment Management Guidance No. 2016-06 (December 2016), the Registrant will file separate correspondence requesting template filing relief and that the Amendment be considered the template and that the sales load waiver language changes be incorporated into a replicate filing submitted pursuant to Rule 485(b) under the 1933 Act for the Registrant’s funds with an October 31 fiscal end.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end); (4) Part C; and (5) signature pages.
Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Counsel, Registrant